Earnings Per Share (Schedule of Computation of Basic and Diluted Earnings Per Share) (Details) € / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€) € / shares shares
Earnings per share [abstract]
Net income (loss) attributed to owners of the Company		€ (357)	$ (381)	€ (15,090)	[1]	€ (4,627)
Weighted average ordinary shares outstanding | shares	[2]	12,850,118	12,850,118	12,824,088		12,304,269
Dilutive effect:
Stock options and warrants | €		€ 7,796		€ 8,637		€ 23,549
Diluted weighted average ordinary shares Outstanding | shares	[3]	12,857,914	12,857,914	12,832,725		12,327,818
Basic profit (loss) per share from continuing operations | € / shares		€ (0.03)		€ (1.18)	[1]	€ (0.38)
Diluted profit (loss) per share from continuing operations | € / shares		€ (0.03)		€ (1.18)	[1]	€ (0.38)

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.
[2]	Net of treasury shares.
[3]	In 2022, 2021 and 2020 share options and warrants did not have a dilutive effect.